Balance Sheets (Annual) (Parenthetical) - Annual Report - USD ($)	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Mar. 18, 2014	Dec. 31, 2013
Convertible Debenture Discount	$ 80,827
Preferred Stock, Par Value	$ 1.00	$ 1.00			$ 1
Preferred Stock, Shares Authorized	21	21			21
Preferred Stock, Shares Issued	0	0			0
Preferred Stock, Shares Outstanding	0	0			0
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common Stock, Shares Issued	38,909,000	38,909,000	0	36,000,000	0
Common Stock, Shares Outstanding	38,909,000	38,909,000	0		0